Cover	Dec. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2024
Entity File Number	001-41265
Entity Registrant Name	JUPITER NEUROSCIENCES, INC.
Entity Central Index Key	0001679628
Entity Tax Identification Number	47-4828381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1001 North US HWY 1
Entity Address, Address Line Two	Suite 504
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
City Area Code	(561)
Local Phone Number	406-6154
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	JUNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false